Fair Value Measurements (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis

The following table classifies the Company’s assets and liabilities measured at fair value on a recurring basis into the fair value hierarchy as of September 30, 2020 and December 31, 2019 (in thousands):

	Fair valued measured at September 30, 2020
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Liabilities at Fair Value:
Profits interest sold	-	-	2,119
Warrant liability - Subsidiary	-	-	21
Warrant liability	-	-	28,065
Total Financial Liabilities at Fair Value	$-	$-	$30,205

	December 31, 2019
	Total	Level 1	Level 2	Level 3

Financial Assets at Fair Value:
Financial assets at fair value	$1,965	$—	$1,965	$—
Total	$1,965	$—	$1,965	$—

Financial Liabilities at Fair Value:
Convertible notes	$1,203	$—	$—	$1,203
Profit share liability	1,971	—	—	1,971
Derivative liability	376	—	—	376
Warrant liability - subsidiary	24	—	—	24
Total	$3,574	$—	$—	$3,574

Schedule of Liability for Derivatives and Warrants

The following table presents changes in Level 3 liabilities measured at fair value (in thousands) for the three and nine months ended September 30, 2020. Unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category.

	Derivative - Convertible Notes	Warrants (assumed from subsidiary)	Profits Interests Sold	Warrant Liability	Embedded Put Option
Fair value at December 31, 2019	$1,203	$24	$1,971	$-	$376
Change in fair value	(206)	(3)	148	(9,143)	(220)
Additions	3,583	-	-	50,743	172
Redemption	(4,580)	-	-	-	(328)
Reclassification of warrant liabilities	-	-	-	(13,535)	-
Fair value at September 30, 2020	$-	$21	$2,119	$28,065	$-

Schedule of Warrant Liabilities, Change in Using Black Scholes to Monte Carlo Simulation Assumptions

The significant assumptions used in the valuation are as follows:

September 30, 2020
Fair value of underlying common shares	$9.00
Exercise price	$2.75
Expected dividend yield	—%
Expected volatility	50.7%
Risk free rate	0.22%
Expected term (years)	4.46

Schedule of Fair Value of Liability Using Monte Carlo Simulation Model

The Company used a Monte Carlo simulation model to estimate the fair value of the warrant liability at September 30, 2020:

September 30, 2020
Fair value of underlying common shares	$9.00
Exercise price	$7.00
Expected dividend yield	—%
Expected volatility	73.6 – 74.3%
Risk free rate	0.12%
Expected term (years)	1.12 – 1.19

The Company used a Monte Carlo simulation model to estimate the fair value of the warrant liability at September 30, 2020:

September 30, 2020
Fair value of underlying common shares	$9.00
Exercise price	$9.25
Expected dividend yield	—%
Expected volatility	69.7 – 71.2 -%
Risk free rate	0.12%
Expected term (years)	1.39 – 1.49

Fubo TV Pre-Merger [Member]
Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis

The following table sets forth the fair value of our financial assets and liabilities measured on a recurring basis by level within the fair value hierarchy:

As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Financial Liability:
Fair value of convertible note derivatives liability	$—	$—	$—	$—
Total financial liabilities	$—	$—	$—	$—

As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial Liability:
Fair value of convertible note derivatives liability	$—	$—	$—	$—
Total financial liabilities	$—	$—	$—	$—

Schedule of Changes in Fair Value of Financial Liabilities
Balance – January 1, 2019	-
Issuance of convertible note derivatives	2,120
Change in fair value of Level 3 liabilities	-
Settlement of convertible notes	(2,120)
Balance – March 31, 2019	$—

The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities:

Balance – January 1, 2018	$4,123
Issuance of convertible notes derivatives	574
Change in fair value of Level 3 liabilities	1,074
Settlement of convertible notes	(5,771)

Balance – December 31, 2018	-
Issuance of convertible note derivatives	2,120
Change in fair value of Level 3 liabilities	-
Settlement of convertible notes	(2,120)
Balance – December 31, 2019	$—

ARETE Wealth Management [Member]
Schedule of Fair Value of Liability Using Monte Carlo Simulation Model

The significant assumptions used in the valuation are as follows:

September 30, 2020
Fair value of underlying common shares	$9.00
Exercise price	$5.00
Expected dividend yield	—%
Expected volatility	60.0%
Risk free rate	0.27%
Expected term (years)	4.6